Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended
	Aug. 16, 2022	Jun. 30, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Maturity date			185 days	185 days
Interest on bank deposit accounts			3.50%	3.50%
Federal exercises tax	1.00%
Exempt percent	1.00%
Federal depository insurance coverage (in Dollars)			$ 250,000	$ 250,000
Public Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding			8,250,000	8,250,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants outstanding			510,000	510,000
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption			751,837	751,837	4,537,829
Over-Allotment Option [Member] | Founder Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate forfeited shares		93,750